Loans (Troubled Debt Restructurings Loans Modified) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011 loan
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration	3	10
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration	$ 1,856	$ 10,117
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	11	75
SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration		2
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration		73
SBA 504 loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration		1,339
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans		17
Commercial other [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration		985
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans		6
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration	3	6
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration	1,856	7,720
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 11	$ 52